Investment Income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Interest income from financial assets at amortised cost	R 244	R 272	R 264
Net gain on financial instruments	64	71	4
Total investment income	R 308	R 343	R 268